DREYFUS INVESTMENT PORTFOLIOS

-MIDCAP STOCK PORTFOLIO

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 16, 2013 (SEC Accession No. 0001056707-13-000029).